Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 55,025	$ 7,522	$ 12,037
Adjustments to reconcile net income to net cash used in operating activities:
Accretion of acquired loans	(193,425)	(167,268)	(30,480)
Depreciation and amortization	14,579	4,226	(244)
Provision for loan losses	24,491	38,396	753
Deferred income tax	(15,940)	(9,920)	(159)
Net amortization of investment securities premium/discount	12,569	7,756	1,931
Other than temporary impairment of investment securities	44	616
Net realized gains on sales of investment securities	(8,619)	(5,354)
Stock-based compensation expense	18,753	9,090
Gain on sales of OREO	(3,801)	(1,704)
OREO valuation adjustments	22,498	7,781
Other	(1,083)	887	(217)
Loss (gains) on extinguishment of debt	3,267	(416)
Bargain purchase gain			(15,175)
Mortgage loans originated for sale	(208,087)	(134,575)	(22,194)
Proceeds from sales of mortgage loans originated for sale	223,551	128,926	18,493
Fees on mortgage loans sold	(5,994)	(2,791)	(449)
Impairment of intangible asset	202	2,872
FDIC indemnification asset income	(1,325)	(7,627)	(736)
Loss on sale/disposal of premises and equipment	89	(30)
Proceeds from FDIC loss share agreements	27,030	77,372
Change in accrued interest receivable and other assets	(10,349)	38,707	1,785
Change in accrued interest payable and other liabilities	(28,702)	(3,857)	(7,090)
Net cash used in operating activities	(75,227)	(9,391)	(41,745)
Cash flows from investing activities
Purchases of investment securities	(919,444)	(656,598)	(211,775)
Sales of investment securities	340,026	325,555	22,204
Repayments of principal and maturities of investment securities available for sale	586,937	389,868	87,173
Net sales of FHLB and Federal Reserve stock	4,749	4,472	(2,849)
Net cash acquired through acquisition of TIBB			54,665
Net cash used in acquisition of FNB			(29,751)
Net cash acquired through acquisition of Metro Bank			75,076
Net cash acquired through acquisition of Turnberry			57,279
Net cash acquired through acquisition of CBKN		27,955
Net cash acquired through acquisition of GRNB		326,456
Net cash acquired through acquisition of SCMF	156,942
Purchase of trademark	(100)
Net (increase) decrease in loans	484,887	(21,340)	54,338
Purchases of premises and equipment	(13,994)	(25,244)	(1,277)
Proceeds from sale of premises and equipment	(26)	110
Proceeds from sales of OREO	99,704	83,361	12,253
Net cash provided by investing activities	739,681	454,595	117,336
Cash flows from financing activities
Net increase in demand, money market and savings accounts	257,010	242,663	31,062
Net decrease in time deposits	(603,240)	(601,093)	(58,741)
Net increase (decrease) in federal funds purchased and securities sold under agreements to repurchase	(25,533)	(23,322)	4,430
Net decrease in long-term repurchase agreements	(60,000)		(10,000)
Net decrease in short term FHLB advances		(30,000)
Repayments of long term FHLB advances	(297,142)	(221,973)	(21,840)
Proceeds from Initial public offering	89,397
Net proceeds from issuance of common shares			339,712
Cash paid for non-controlling interest	(35)
Net proceeds from common stock rights offerings of subsidiaries		11,559
Net cash provided by (used in) financing activities	(639,543)	(622,166)	284,623
Net increase (decrease) in cash and cash equivalents	24,911	(176,962)	360,214
Cash and cash equivalents at beginning of period	709,963	886,925	526,711
Cash and cash equivalents at end of period	734,874	709,963	886,925
Supplemental disclosures of cash:
Interest paid	44,427	56,537	7,387
Cash collections of contractual interest on acquired impaired loans	167,907	132,800	29,880
Income taxes Paid	16,781	10,086	500
Supplemental disclosures of noncash transactions:
OREO acquired through loan transfers and acquisitions	104,739	104,279	20,009
Transfer of OREO to premises and equipment	1,026
Transfer of financed portion of premises and equipment sold	930
Net acquisition of non-cash (liabilities)	(156,942)	(283,812)	(138,596)
Non-cash portion of acquired premises and equipment	2,717
Elimination of noncontrolling interest	$ 79,413